SUPPLEMENT DATED JUNE 15, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016, AS

REVISED JUNE 3, 2016 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST

and

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 21, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST

PowerShares S&P 500® Quality Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 2016,

AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares DWA Tactical Multi-Asset Income Portfolio

and

STATEMENTS OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2016,

EACH AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016 AND MARCH 8, 2016 OF:

POWERSHARES ACTIVELY MANAGED EXCHANGE-TRADED

COMMODITY FUND TRUST,

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST,

POWERSHARES EXCHANGE-TRADED FUND TRUST II

and

STATEMENTS OF ADDITIONAL INFORMATION DATED NOVEMBER 2, 2015,

EACH AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016 AND MARCH 8, 2016 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST II

PowerShares FTSE International Low Beta Equal Weight Portfolio

PowerShares Russell 1000 Low Beta Equal Weight Portfolio

and

STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 28, 2015,

AS PREVIOUSLY SUPPLEMENTED MARCH 24, 2016, MARCH 8, 2016,

FEBRUARY 29, 2016, DECEMBER 4, 2015 AND SEPTEMBER 29, 2015 OF:

POWERSHARES EXCHANGE-TRADED FUND TRUST

Effective immediately, the following is added after the last paragraph under the section “Financial Statements”:

PricewaterhouseCoopers LLP informed the Audit Committee of the Board of the Trust (the “Audit Committee”) that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include each Fund as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the “Invesco Fund Complex”). PricewaterhouseCoopers LLP informed the Audit Committee that it has relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex. These relationships call into question PricewaterhouseCoopers LLP’s independence under the Loan Rule with respect to those funds, as well as all other funds in the Invesco Fund Complex.

PricewaterhouseCoopers LLP informed the Audit Committee that it believes, after evaluating the facts and circumstances related to its lending relationships, the ability of PricewaterhouseCoopers LLP to exercise objective and impartial judgment with respect to its audits of each Fund’s financial statements was not and will not be impaired. PricewaterhouseCoopers LLP informed the Audit Committee that its conclusion was based on a number of factors, including, among others, PricewaterhouseCoopers LLP’s belief that the lenders have no influence over the Adviser or each Fund and that the individuals at PricewaterhouseCoopers LLP who arranged the lending relationships have no oversight of, or ability to influence, the individuals at PricewaterhouseCoopers LLP who conducted the audit of each Fund’s financial statements.

PricewaterhouseCoopers LLP informed the Audit Committee that it is in discussions with the SEC’s Staff to resolve this matter. If the SEC were ultimately to determine that PricewaterhouseCoopers LLP was not independent with respect to the Trust for certain periods, Fund filings with the SEC containing financial statements for such periods may be deemed non-compliant with applicable securities laws. Such a determination could result in additional costs, impair the ability of each Fund to issue new shares or have other material adverse effects on each Fund.

Please Retain This Supplement for Future Reference.

P-PS-SOAI-MULTI-SUP-3 061516